Fair Value Measurements - Derivative instruments at fair value (Details) - USD ($) $ in Thousands	Jan. 31, 2024	Jan. 31, 2023
Fair Value Measurements
Equity derivative contracts	$ 16,206	$ 11,610
Contingent consideration	35,146	30,949
Level 2
Fair Value Measurements
Equity derivative contracts	16,206	11,610
Level 3
Fair Value Measurements
Contingent consideration	$ 35,146	$ 30,949